Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows:

As at	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning of year	2,213,460	2,213,460	1,734,958
Acquisition (Note 10)	-	-	-
End of period	2,213,460	2,213,460	1,734,958